                                          1933 Act File No. 2-75769
                                          1940 Act File No. 811-3387

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No. 36     ....................
X____

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. 30  ......................................         X

          FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

           (Exact Name of Registrant as Specified in Charter)

                        Federated Investors Funds
                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                (Address of Principal Executive Offices)

                             (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire
                        Federated Investors Tower
                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on March 31, 2003    pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a) (i)
__  on _________________ pursuant to paragraph (a) (i)
__  75 days after filing pursuant to paragraph (a)(ii)
__  on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copy to:          Matthew G. Maloney, Esquire
                  Dickstein Shapiro Morin & Oshinsky LLP
                  2101 L Street, N.W.
                  Washington, D.C.  20037

Federated U.S. Government Securities Fund: 2-5 Years

STATEMENT OF ADDITIONAL INFORMATION

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March 31, 2003

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Institutional Service Shares of Federated U.S. Government Securities Fund: 2-5 Years (Fund), dated March 31, 2003.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

8022502B (3/03)

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 3

How is the Fund Sold? 3

Exchanging Securities for Shares 4

Subaccounting Services 4

Redemption in Kind 4

Massachusetts Partnership Law 4

Account and Share Information 5

Tax Information 5

Who Manages and Provides Services to the Fund? 5

How Does the Fund Measure Performance? 10

Who is Federated Investors, Inc.? 11

Addresses 13

How is the Fund Organized?

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The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 10, 1981. The Board of Trustees ("Board") has currently established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares ("Shares"). This SAI relates to both existing classes of Shares. A new share class, Class K Shares, is currently in registration with the Securities and Exchange Commission (SEC) and is intended to be offered by separate prospectus and SAI. The Fund's investment adviser is Federated Investment Management Company ("Adviser").

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

U.S. government securities pay interest at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of the security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of securities in which the Fund invests:

U.S. Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

U.S. Government Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs are the most common forms of stripped zero coupon securities.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a U.S. government security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Inter-Fund Borrowing and Lending Arrangements

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The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

INVESTMENT RISKS

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There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below:

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Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Diversification

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With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

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Concentration

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Purchases on Margin

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The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets provided that this shall apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

As a matter of operating policy, which may be changed without shareholder approval, the average dollar-weighted duration of the portfolio will not be less that two years nor more than five years.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation or restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% or its total assets are outstanding.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

What Do Shares Cost?

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The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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How is the Fund Sold?

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Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote. Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

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As of March 3, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Charles Schwab & Co. Inc., San Francisco, CA, owned approximately 13,518,504 Shares (18.99%).

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As of March 3, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: FNB Nominee Co., Indiana, PA, owned approximately 753,366 Shares (7.82%); Lynspen & Co., Birmingham, AL, owned approximately 650,468 Shares (6.75%); Chittenden Bank, Burlington, VT, owned approximately 775,302 Shares (8.05%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises one portfolio and the Federated Fund Complex consists of44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios.

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As of March 3, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,402.08	$148,500

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year	Total Compensation From Fund and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,542.30	$163,350

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,542.30	$163,350

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide). Previous Position: Partner, Anderson Worldwide SC.	$1,542.30	$163,350

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,402.08	$148,500

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Other Directorships Held: Board of Overseers, Babson College. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,402.08	$148,500

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,542.30	$163,350

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,682.49	$178,200

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,402.058	$148,500

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)	Aggregate Compensation From Fund (past fiscal year	Total Compensation From Fund and Federated Fund Complex (past calendar year)
John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Previous Position: Vice President, Walsh & Kelly, Inc.	$1,402.08	$148,500

OFFICERS**

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

** Officers do not receive any compensation from the Fund.

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Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

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COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust. However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Two

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meets with the independent auditors periodically to review the results of the audits and reports the results to the full Board; evaluates the independence of the auditors, reviews legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues; monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.

Five

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002

Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000

J. Christopher Donahue	None	Over $100,000

Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000

John T. Conroy, Jr.	None	Over $100,000

Nicholas P. Constantakis	None	Over $100,000

John F. Cunningham	None	Over $100,000

Peter E. Madden	None	Over $100,000

Charles F. Mansfield, Jr.	None	$50,001 - $100,000

John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000

Marjorie P. Smuts	None	Over $100,000

John S. Walsh	None	Over $100,000

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

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As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

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In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

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The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

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The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

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The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

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The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

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Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR

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Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

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Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

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State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

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TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

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INDEPENDENT AUDITORS

The independentauditorfor the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended January 31	2003	2002	2001
Advisory Fee Earned	$2,941,246	$2,547,532	$2,423,537

Advisory Fee Reimbursement	82,530	--	--

Administrative Fee	552,954	479,404	456,231

12b-1 Fee:

Institutional Service Shares	0	--	--

Shareholder Services Fee:

Institutional Shares	65,228	--	--

Institutional Service Shares	207,562	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended January 31, 2003.

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Yield is given for the 30-day period ended January 31, 2003.

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 	30-Day Period	1 Year	5 Years		10 Years
Institutional Shares:
Total Return
Before Taxes	--	9.19%	6.79%		6.24%
After Taxes on Distributions	--	7.39%	4.72%		4.10%
After Taxes on Distributions and Sale of Shares	--	5.60%	4.40%		3.93%
Yield	1.82%	--	--		--

 	30-Day Period	1 Year	5 Years		10 Years
Institutional Service Shares:
Total Return
Before Taxes	--	8.92%	6.52%		5.98%
After Taxes on Distributions	--	7.23%	4.56%		3.95%
After Taxes on Distributions and Sale of Shares	--	5.44%	4.24%		3.77%
Yield	1.58%	--	--		--

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

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The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

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The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

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Lipper Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

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Merrill Lynch 3-5 Year Treasury Index

Merrill Lynch 3-5 Year Treasury Index is an unmanaged index comprised of U.S. Treasury securities maturing between 3 and 4.99 years.

Merrill Lynch 3-Year Treasury Index

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Merrill Lynch 3-Year Treasury Index is an unmanaged index comprised of U.S. government securities.

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Morningstar, Inc.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal sector, as of December 31, 2002, Federated managed 14 bond funds with approximately $3.2 billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the equity sector, Federated has more than 31 years' experience. As of December 31, 2002, Federated managed 37 equity funds totaling approximately $16.2 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9bond funds with assets approximating $59.4 billion and $6.0 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

Government Funds

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In the government sector, as of December 31, 2002, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately$35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately$50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

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Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

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Broker/Dealers and Bank Broker/Dealer Subsidiaries

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Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

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Addresses

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

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March 31, 2003

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INSTITUTIONAL SERVICE SHARES

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A mutual fund seeking current income by investing in a portfolio of short-to-intermediate U.S. government securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 8

What Do Shares Cost? 8

How is the Fund Sold? 9

How to Purchase Shares 10

How to Redeem Shares 12

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 16

Report of Ernst & Young LLP, Independent Auditors 29

Board of Trustees and Trust Officers 30

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index (Index). This Index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 5.01% (quarter ended September 30, 2001). Its lowest quarterly return was (1.57)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 3-Year Treasury Index (ML3T) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad-based market indexes, and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA), averages of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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

(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 9.65%	6.86%	6.18%
Return After Taxes on Distributions[1]	 7.93%	4.88%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares[1]	 5.88%	4.51%	3.94%
ML3T	 9.60%	7.60%	6.75%
ML3-5T	11.42%	7.89%	7.25%
LSUSTFA	 5.88%	5.88%	5.68%
LSIUSGFA	 7.84%	6.31%	6.12%


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee[2]	0.25%
Shareholder Services Fee	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.07%

1 Although not contractually obligated to do so, the distributor and Adviser waived and reimbursed certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2003.

Total Waiver and Reimbursement of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.81%

2 The distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Services Shares (after the voluntary waiver) was 0.00% for the fiscal year ended January 31, 2003.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

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

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 109
3 Years	$ 340

5 Years	$ 590

10 Years	$1,306

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's investment adviser (Adviser) actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

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

The Adviser manages the Fund's interest rate risk by limiting the dollar- weighted average duration of its portfolio securities to be not less than two years or more than five years. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Index. This Index includes all U.S. Treasury notes and bonds with maturities of greater than or equal to three years and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

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The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to increase;
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter-term interest rates to decrease; or
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the U.S. that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

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Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the fund to normally invest less than 80% of its assets in U.S. government investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund currently offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. A new share class, Class K Shares, is currently in registration with the SEC and is intended to be offered by separate Prospectus and Statement of Additional Information. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same dayand the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAVafter the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fundreceives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividendson uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longerissues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski


Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 29.

Year Ended January 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.10	$10.87	$10.25	$10.91	$10.73
Income From Investment Operations:
Net investment income	0.46	0.52	0.58	0.48	0.54
Net realized and unrealized gain (loss) on investments	0.51	0.24	0.62	(0.66)	0.18

TOTAL FROM INVESTMENT OPERATIONS	0.97	0.76	1.20	(0.18)	0.72

Less Distributions:
Distributions from net investment income	(0.46)	(0.53)	(0.58)	(0.48)	(0.54)

Net Asset Value, End of Period	$11.61	$11.10	$10.87	$10.25	$10.91

Total Return[2]	8.92%	7.08%	12.02%	(1.66%)	6.75%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.82%	0.81%	0.80%

Net investment income	4.02%	4.76%	5.50%	4.58%	4.88%

Expense waiver/reimbursement[3]	0.26%	0.25%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$114,335	$61,271	$47,727	$55,549	$51,224

Portfolio turnover	31%	66%	77%	172%	126%

1 Beginning with the year ended January 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2003

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--67.1%
$38,000,000	7.250%, 8/15/2004	$41,325,000
37,400,000	5.875%, 11/15/2004	40,205,000
27,500,000	7.875%, 11/15/2004	30,525,000
15,000,000	1.625%, 1/31/2005	14,974,200
29,000,000	7.500%, 2/15/2005	32,339,640
44,000,000	5.750%, 11/15/2005	48,337,960
40,000,000	4.625%, 5/15/2006	42,843,600
15,000,000	6.875%, 5/15/2006	17,123,400
14,000,000	7.000%, 7/15/2006	16,093,420
11,100,000	6.500%, 10/15/2006	12,638,349
41,000,000	3.500%, 11/15/2006	42,339,060
27,500,000	6.250%, 2/15/2007	31,255,400
49,000,000	4.375%, 5/15/2007	52,138,940
24,000,000	6.625%, 5/15/2007	27,723,840
25,000,000	3.250%, 8/15/2007	25,394,500
35,000,000	3.000%, 11/15/2007	35,071,050
21,000,000	5.500%, 2/15/2008	23,431,380
64,533,760	3.000%, 7/15/2012	69,212,458

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $573,219,557)	602,972,197

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES--27.6%
$37,200,000	Federal Home Loan Bank System, 6.250%, 11/15/2004	$40,099,368
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,932,489
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	17,501,575
23,000,000	Federal Home Loan Bank System, 5.125%, 3/6/2006	24,795,610
11,000,000	Federal Home Loan Bank System, 4.875%, 11/15/2006	11,779,900
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	33,693,070
10,000,000	Federal Home Loan Bank System, 4.875%, 5/15/2007	10,701,000
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	29,488,500
21,000,000	Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,527,960
15,000,000	Federal National Mortgage Association, 3.000%, 7/29/2004	15,110,700
30,000,000	Federal National Mortgage Association, 5.500%, 2/15/2006	32,636,100

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $227,889,558)	248,266,272

	MUTUAL FUND--4.1%
36,486,976	Government Obligations Fund (at net asset value)	36,486,976

	TOTAL INVESTMENTS (IDENTIFIED COST $837,596,091)[1]	$887,725,445

1 The cost of investments for federal tax purposes amounts to $837,596,091.

Note: The categories of investments are shown as a percentage of net assets ($898,773,306) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003

Assets:
Total investments in securities, at value (identified cost $837,596,091)		$887,725,445
Income receivable		12,117,642
Receivable for shares sold		1,847,350

TOTAL ASSETS		901,690,437

Liabilities:
Payable for shares redeemed	$1,999,095
Income distribution payable	881,992
Accrued expenses	36,044

TOTAL LIABILITIES		2,917,131

Net assets for 77,405,317 shares outstanding		$898,773,306

Net Assets Consist of:
Paid in capital		$865,943,975
Net unrealized appreciation of investments		50,129,354
Accumulated net realized loss on investments		(17,296,816)
Distributions in excess of net investment income		(3,207)

TOTAL NET ASSETS		$898,773,306

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$784,438,591 ÷ 67,558,492 shares outstanding		$11.61

Institutional Service Shares:
$114,334,715 ÷ 9,846,825 shares outstanding		$11.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2003

Investment Income:
Interest (including income on securities loaned of $78,338)			$35,678,361

Expenses:
Investment adviser fee		$2,941,246
Administrative personnel and services fee		552,954
Custodian fees		34,880
Transfer and dividend disbursing agent fees and expenses		373,508
Directors'/Trustees' fees		14,308
Auditing fees		13,573
Legal fees		3,845
Portfolio accounting fees		127,511
Distribution services fee--Institutional Service Shares		207,562
Shareholder services fee--Institutional Shares		1,630,716
Shareholder services fee--Institutional Service Shares		207,562
Share registration costs		51,273
Printing and postage		40,537
Insurance premiums		1,471
Miscellaneous		13,243

TOTAL EXPENSES		6,214,189

Waivers and Reimbursement:
Reimbursement of investment adviser fee	$(82,530)
Waiver of distribution services fee--Institutional Service Shares	(207,562)
Waiver of shareholder services fee--Institutional Shares	(1,565,488)

TOTAL WAIVERS AND REIMBURSEMENT		(1,855,580)

Net expenses			4,358,609

Net investment income			31,319,752

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,476,006
Net change in unrealized appreciation of investments			25,735,734

Net realized and unrealized gain on investments			31,211,740

Change in net assets resulting from operations			$62,531,492

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,319,752	$31,682,343
Net realized gain on investments	5,476,006	13,989,027
Net change in unrealized appreciation on investments	25,735,734	(1,561,680)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,531,492	44,109,690

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,934,554)	(28,843,161)
Institutional Service Shares	(3,326,173)	(2,901,498)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,260,727)	(31,744,659)

Share Transactions:
Proceeds from sale of shares	564,404,765	366,982,222
Net asset value of shares issued to shareholders in payment of distributions declared	19,789,806	18,570,403
Cost of shares redeemed	(373,871,306)	(337,273,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	210,323,265	48,279,422

Change in net assets	241,594,030	60,644,453

Net Assets:
Beginning of period	657,179,276	596,534,823

End of period (including distributions in excess of net investment income of $(3,207) and $(62,232), respectively)	$898,773,306	$657,179,276

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of U.S. Treasury securities and U.S. government securities. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At January 31, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,300,609	$438,397,933	26,186,675	$289,370,562
Shares issued to shareholders in payment of distributions declared	1,519,404	17,322,379	1,468,489	16,224,800
Shares redeemed	(25,942,021)	(294,849,300)	(24,484,262)	(269,908,620)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,877,992	$160,871,012	3,170,902	$35,686,742

Year Ended January 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,010,133	$126,006,832	7,001,640	$77,611,660
Shares issued to shareholders in payment of distributions declared	216,252	2,467,427	212,361	2,345,603
Shares redeemed	(6,898,698)	(79,022,006)	(6,087,219)	(67,364,583)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,327,687	$49,452,253	1,126,782	$12,592,680

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,205,679	$210,323,265	4,297,684	$48,279,422

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended January 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$31,260,727	$31,955,265
Long-term capital gains	--	--

Return of capital	--	--

TOTAL	$31,260,727	$31,955,265

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 878,785

Undistributed long-term capital gains	--

Unrealized appreciation	$50,129,354

Capital loss carryforward	$ 17,296,816

At January 31, 2003, the cost of investments for federal tax purposes was $837,596,091. The net unrealized appreciation of investments for federal tax purposes was $50,129,354. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,130,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $934.

At January 31, 2003, the Fund, had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,494,102

2009	$15,802,714

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended January 31, 2003, were as follows:

Purchases	$406,439,687

Sales	$223,184,467

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended January 31, 1999 were audited by other auditors whose report, dated March 26, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
March 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated March 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, and Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.


Cusip 31428P202


8022502A-SS (3/03)


Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Annual Report for the 12 Months Ended January 31, 2003

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

The fund invests in short to intermediate U.S. government securities that include U.S. Treasury and government agency obligations. The fund's average duration is managed within 20% of the duration of the Merrill Lynch 3-5 Year Treasury Index (ML3-5T).1 Standard & Poor's has maintained the fund's "AAAf " credit rating.2

U.S. government bonds were top performers again during the fund's 12-month reporting period ended January 31, 2003, as economic growth was dampened by corporate scandals, equity market declines and the war on terrorism. U.S. Treasury yields moved higher early in the reporting period as the U.S. economy showed signs of recovery and the Federal Reserve Board (the "Fed") shifted from its easing bias in effect since December 2000 to a neutral bias in March 2002. Yields of two-year and five-year Treasury notes rose from 3.16% and 4.37%, respectively, at the end of January 2002 to 3.73% and 4.84% near the end of March 2002.

However, corporate accounting scandals and equity market declines fueled a flight to quality into the front end of the yield curve during the summer of 2002. Also, geopolitical uncertainty was on the rise due to the looming war with Iraq and escalating tensions with North Korea. These factors, combined with weaker economic data in the latter half of the reporting period, drove market speculation of a double-dip recession. Heightened geopolitical risks and weaker economic data prompted the Fed to lower the federal funds target rate to 1.25% in early November 2002 after leaving the rate unchanged at 1.75% all year. As a result, the U.S. Treasury yield curve steepened significantly as shorter-term yields declined more than longer-term yields. Yields of two-year and five-year U.S. Treasury notes fell to 1.69% and 2.93%, respectively, by the end of January 2003.

1 ML3-5T is an unmanaged index tracking U.S. Treasury securities with maturities of 3 and 4.99 years. Investments cannot be made in an index.

2 "AAAf" rated fund portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults. Ratings do not remove market risks and are subject to change.

Although the majority of the fund remained in U.S. Treasury securities, over one-third of the fund was invested in government agency securities during the reporting period. The fund's agency position was reduced by 10% late in the reporting period as a result of agency securities outperforming U.S. Treasury securities during the period. The average duration of the fund ended the period below its neutral target at three years.3 The fund's net total return for the year ended January 31, 2003 was 9.19% for the fund's Institutional Shares and 8.92% for the fund's Institutional Service Shares, versus 10.42% for the ML3-5T and 7.22% for the Lipper Short-Intermediate Government Fund4 category.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

INSTITUTIONAL SHARES

Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 2-5 Years

Average Annual Total Return for the Period Ended 1/31/2003
1 Year	9.19%
5 Years	6.79%
10 Years	6.24%
Start of Performance (2/18/1983)	8.00%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional Shares) (the "Fund") fromJanuary 31, 1993 to January 31, 2003, compared to the Merrill Lynch 3-Year Treasury Index (ML3T),2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

INSTITUTIONAL SERVICE SHARES

Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 2-5 Years

Average Annual Total Return for the Period Ended 1/31/2003
1 Year	8.92%
5 Years	6.52%
10 Years	5.98%
Start of Performance (5/30/1992)	6.25%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated U.S. Government Securities Fund: 2-5 Years (Institutional Service Shares) (the "Fund") fromJanuary 31, 1993 to January 31, 2003, compared to the Merrill Lynch 3-Year Treasury Index (ML3T),2 the Merrill Lynch 3-5 Year Treasury Index (ML3-5T),2 the Lipper Short U.S. Treasury Funds Average (LSUSTFA)3 and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA).3

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investors shares when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Fund's prospectus dated March 31, 2003, and, together with financial statements contained therein, constitutes the Fund's annual report.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The ML3T, ML3-5T, LSUSTFA and the LSIUSGFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and averages.

2 The ML3T and ML3-5T are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and investments cannot be made in an index.

3 The LSUSTFA and the LSIUSGFA represent the average of the total returns reported by all the mutual funds designated by the Lipper, Inc. as falling in the respective categories, and are not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31428P103
Cusip 31428P202

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8022502ARS (3/03)

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years

PROSPECTUS

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March 31, 2003

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INSTITUTIONAL SHARES

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A mutual fund seeking current income by investing in a portfolio of short-to-intermediate U.S. government securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 7

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem Shares 10

Account and Share Information 12

Who Manages the Fund? 13

Financial Information 14

Report of Ernst & Young LLP, Independent Auditors 27

Board of Trustees and Trust Officers 28

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a diversified, short-to-intermediate term portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund maintains a weighted average portfolio duration that is within 20% of the weighted average portfolio duration of the Merrill Lynch 3-5 Year Treasury Index (Index). This Index is a market capitalization weighted index including all U.S. Treasury notes and bonds with maturities greater than or equal to three years and less than five years.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factor that may reduce the Fund's returns includes:

  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 5.07% (quarter ended September 30, 2001). Its lowest quarterly return was (1.51)% (quarter ended March 31, 1994).

Average Annual Total Return Table

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Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 3-Year Treasury Index (ML3T) and the Merrill Lynch 3-5 Year Treasury Index (ML3-5T), broad-based market indexes, and the Lipper Short U.S. Treasury Funds Average (LSUSTFA) and the Lipper Short-Intermediate U.S. Government Funds Average (LSIUSGFA), averages of funds with similar investment objectives. Index and average returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2002)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 9.92%	7.13%	6.45%
Return After Taxes on Distributions[1]	 8.09%	5.04%	4.30%
Return After Taxes on Distributions and Sale of Fund Shares[1]	 6.04%	4.67%	4.10%
ML3T	 9.60%	7.60%	6.75%
ML3-5T	11.42%	7.89%	7.25%
LSUSTFA	5.88%	5.88%	5.68%
LSIUSGFA	7.84%	6.31%	6.12%

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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[2]	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%

1 Although not contractually obligated to do so, the shareholder services provider and Adviser waived and reimbursed certain amounts. This is shown below along with the net expenses the Fund actually paid for the fiscal year ended January 31, 2003.

Total Waiver and Reimbursement of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.57%

2 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.01% for the fiscal year ended January 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$84

3 Years	$262

5 Years	$455

10 Years	$1,014

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of direct obligations of the U.S. government, its agencies and instrumentalities. The Fund's investment adviser (Adviser) actively manages its portfolio, seeking to limit the interest rate risk taken by the Fund while selecting investments that should offer enhanced returns based upon the Adviser's interest rate outlook.

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The Adviser manages the Fund's interest rate risk by limiting the dollar-weighted average duration of its portfolio securities to be not less than two years nor more than five years. Duration measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's average duration, the greater the change in the portfolio's value in response to a change in market interest rates. As a matter of investment policy, under normal market conditions, the Adviser limits the average duration of the portfolio to within 20% of the duration of the Index. This Index includes all U.S. Treasury notes and bonds with maturities of greater than or equal to three years and less than five years. This policy should prevent the volatility of the Fund's Share price from significantly exceeding the average volatility of short-to-intermediate term U.S. Treasury securities.

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The Adviser uses three principal methods to enhance the portfolio's returns as compared to the Index. First, the Adviser tries to extend the portfolio's average duration when it expects interest rates to fall and shorten the duration when it expects interest rates to rise. This method seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

Second, in constructing a portfolio with a targeted average duration, the Adviser tries to combine individual portfolio securities with different durations to take advantage of relative changes in interest rates. Relative changes in interest rates may occur whenever longer-term interest rates move more, less, or in a different direction than shorter-term interest rates. As a general matter, the Adviser typically structures the portfolio in one of three ways:

  A "bulleted" portfolio structure consists primarily of securities with durations close to the portfolio's average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter- term interest rates to increase;
  A "barbelled" portfolio structure consists primarily of securities with durations above and below the average duration. The Adviser may use this structure, for example, when it expects the difference between longer-term and shorter- term interest rates to decrease; or
  A "laddered" portfolio structure consists of securities with durations above, below, and at the average duration. The Adviser may use this structure, for example, when it expects longer-term and shorter-term interest rates to change by approximately the same amount.

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Third, the Adviser tries to obtain securities issued by agencies and instrumentalities of the United States that it expects to provide better returns than U.S. Treasury securities of comparable duration. The Adviser generally uses ongoing relative value analysis to compare the current yield differences of securities to their historical and expected yield differences.

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The Adviser's interest rate outlook is the most important factor in selecting the methods used to manage the Fund's portfolio. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In selecting individual securities, the Adviser analyzes how the security should perform in response to expected interest rate changes as compared to other securities of comparable risk.

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Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

U.S. TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States.

U.S. GOVERNMENT AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. This is referred to as "interest rate risk." However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated Total Return Government Bond Fund or Federated U.S. Government Bond Fund, both of which have a longer average duration than the Fund, and more interest rate risk than Federated U.S. Government Securities Fund: 1-3 Years, which has a shorter average duration than the Fund.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund currently offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. A new share class, Class K Shares, is currently in registration with the SEC and is intended to be offered by separate Prospectus and Statement of Additional Information. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same dayand the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAVafter the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fundreceives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividendson uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longerissues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Fund. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski

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Robert J. Ostrowski has been the Fund's Portfolio Manager since September 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He currently serves as a Senior Portfolio Manager and as Co-head of the High Grade Corporate and Government Investment groups. He has been a Senior Vice President of the Fund's Adviser since 1997 and served as a Vice President of the Fund's Adviser from 1996 to 1997. Prior to that, Mr. Ostrowski served as a Vice President of a Federated advisory subsidiary from 1993 to 1996. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 27.

Year Ended January 31	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$11.10	$10.87	$10.25	$10.91	$10.73
Income From Investment Operations:
Net investment income	0.49	0.55	0.60	0.51	0.55
Net realized and unrealized gain (loss) on investments	0.51	0.23	0.62	(0.66)	0.18

TOTAL FROM INVESTMENT OPERATIONS	1.00	0.78	1.22	(0.15)	0.73

Less Distributions:
Distributions from net investment income	(0.49)	(0.55)	(0.60)	(0.51)	(0.55)

Net Asset Value, End of Period	$11.61	$11.10	$10.87	$10.25	$10.91

Total Return[2]	9.19%	7.35%	12.30%	(1.41)%	7.01%

Ratios to Average Net Assets:

Expenses	0.57%	0.57%	0.57%	0.56%	0.55%

Net investment income	4.29%	5.00%	5.75%	4.80%	5.13%

Expense waiver/reimbursement[3]	0.25%	0.24%	0.24%	0.24%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$784,439	$595,909	$548,808	$613,346	$739,058

Portfolio turnover	31%	66%	77%	172%	126%

1 Beginning with the year ended January 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

January 31, 2003

Principal Amount		Value
	U.S. TREASURY OBLIGATIONS--67.1%
$38,000,000	7.250%, 8/15/2004	$41,325,000
37,400,000	5.875%, 11/15/2004	40,205,000
27,500,000	7.875%, 11/15/2004	30,525,000
15,000,000	1.625%, 1/31/2005	14,974,200
29,000,000	7.500%, 2/15/2005	32,339,640
44,000,000	5.750%, 11/15/2005	48,337,960
40,000,000	4.625%, 5/15/2006	42,843,600
15,000,000	6.875%, 5/15/2006	17,123,400
14,000,000	7.000%, 7/15/2006	16,093,420
11,100,000	6.500%, 10/15/2006	12,638,349
41,000,000	3.500%, 11/15/2006	42,339,060
27,500,000	6.250%, 2/15/2007	31,255,400
49,000,000	4.375%, 5/15/2007	52,138,940
24,000,000	6.625%, 5/15/2007	27,723,840
25,000,000	3.250%, 8/15/2007	25,394,500
35,000,000	3.000%, 11/15/2007	35,071,050
21,000,000	5.500%, 2/15/2008	23,431,380
64,533,760	3.000%, 7/15/2012	69,212,458

	TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $573,219,557)	602,972,197

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES--27.6%
$37,200,000	Federal Home Loan Bank System, 6.250%, 11/15/2004	$40,099,368
8,900,000	Federal Home Loan Bank System, 7.250%, 5/13/2005	9,932,489
15,700,000	Federal Home Loan Bank System, 6.875%, 8/15/2005	17,501,575
23,000,000	Federal Home Loan Bank System, 5.125%, 3/6/2006	24,795,610
11,000,000	Federal Home Loan Bank System, 4.875%, 11/15/2006	11,779,900
29,000,000	Federal Home Loan Bank System, 7.250%, 2/15/2007	33,693,070
10,000,000	Federal Home Loan Bank System, 4.875%, 5/15/2007	10,701,000
25,000,000	Federal Home Loan Bank System, 7.625%, 5/15/2007	29,488,500
21,000,000	Federal Home Loan Mortgage Corp., 4.875%, 3/15/2007	22,527,960
15,000,000	Federal National Mortgage Association, 3.000%, 7/29/2004	15,110,700
30,000,000	Federal National Mortgage Association, 5.500%, 2/15/2006	32,636,100

	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $227,889,558)	248,266,272

	MUTUAL FUND--4.1%
36,486,976	Government Obligations Fund (at net asset value)	36,486,976

	TOTAL INVESTMENTS (IDENTIFIED COST $837,596,091)[1]	$887,725,445

1 The cost of investments for federal tax purposes amounts to $837,596,091.

Note: The categories of investments are shown as a percentage of net assets ($898,773,306) at January 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

January 31, 2003

Assets:
Total investments in securities, at value (identified cost $837,596,091)		$887,725,445
Income receivable		12,117,642
Receivable for shares sold		1,847,350

TOTAL ASSETS		901,690,437

Liabilities:
Payable for shares redeemed	$1,999,095
Income distribution payable	881,992
Accrued expenses	36,044

TOTAL LIABILITIES		2,917,131

Net assets for 77,405,317 shares outstanding		$898,773,306

Net Assets Consist of:
Paid in capital		$865,943,975
Net unrealized appreciation of investments		50,129,354
Accumulated net realized loss on investments		(17,296,816)
Distributions in excess of net investment income		(3,207)

TOTAL NET ASSETS		$898,773,306

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$784,438,591 ÷ 67,558,492 shares outstanding		$11.61

Institutional Service Shares:
$114,334,715 ÷ 9,846,825 shares outstanding		$11.61

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended January 31, 2003

Investment Income:
Interest (including income on securities loaned of $78,338)			$35,678,361

Expenses:
Investment adviser fee		$2,941,246
Administrative personnel and services fee		552,954
Custodian fees		34,880
Transfer and dividend disbursing agent fees and expenses		373,508
Directors'/Trustees' fees		14,308
Auditing fees		13,573
Legal fees		3,845
Portfolio accounting fees		127,511
Distribution services fee--Institutional Service Shares		207,562
Shareholder services fee--Institutional Shares		1,630,716
Shareholder services fee--Institutional Service Shares		207,562
Share registration costs		51,273
Printing and postage		40,537
Insurance premiums		1,471
Miscellaneous		13,243

TOTAL EXPENSES		6,214,189

Waivers and Reimbursement:
Reimbursement of investment adviser fee	$(82,530)
Waiver of distribution services fee--Institutional Service Shares	(207,562)
Waiver of shareholder services fee--Institutional Shares	(1,565,488)

TOTAL WAIVERS AND REIMBURSEMENT		(1,855,580)

Net expenses			4,358,609

Net investment income			31,319,752

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			5,476,006
Net change in unrealized appreciation of investments			25,735,734

Net realized and unrealized gain on investments			31,211,740

Change in net assets resulting from operations			$62,531,492

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended January 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,319,752	$31,682,343
Net realized gain on investments	5,476,006	13,989,027
Net change in unrealized appreciation on investments	25,735,734	(1,561,680)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	62,531,492	44,109,690

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,934,554)	(28,843,161)
Institutional Service Shares	(3,326,173)	(2,901,498)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,260,727)	(31,744,659)

Share Transactions:
Proceeds from sale of shares	564,404,765	366,982,222
Net asset value of shares issued to shareholders in payment of distributions declared	19,789,806	18,570,403
Cost of shares redeemed	(373,871,306)	(337,273,203)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	210,323,265	48,279,422

Change in net assets	241,594,030	60,644,453

Net Assets:
Beginning of period	657,179,276	596,534,823

End of period (including distributions in excess of net investment income of $(3,207) and $(62,232), respectively)	$898,773,306	$657,179,276

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

January 31, 2003

ORGANIZATION

Federated U.S. Government Securities Fund: 2-5 Years (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of U.S. Treasury securities and U.S. government securities. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At January 31, 2003, the Fund had no securities on loan.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended January 31	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	38,300,609	$438,397,933	26,186,675	$289,370,562
Shares issued to shareholders in payment of distributions declared	1,519,404	17,322,379	1,468,489	16,224,800
Shares redeemed	(25,942,021)	(294,849,300)	(24,484,262)	(269,908,620)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	13,877,992	$160,871,012	3,170,902	$35,686,742

Year Ended January 31	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	11,010,133	$126,006,832	7,001,640	$77,611,660
Shares issued to shareholders in payment of distributions declared	216,252	2,467,427	212,361	2,345,603
Shares redeemed	(6,898,698)	(79,022,006)	(6,087,219)	(67,364,583)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,327,687	$49,452,253	1,126,782	$12,592,680

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18,205,679	$210,323,265	4,297,684	$48,279,422

FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended January 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$31,260,727	$31,955,265

Long-term capital gains	--	--

Return of capital	--	--

TOTAL	$31,260,727	$31,955,265

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 878,785

Undistributed long-term capital gains	--

Unrealized appreciation	$50,129,354

Capital loss carryforward	$ 17,296,816

At January 31, 2003, the cost of investments for federal tax purposes was $837,596,091. The net unrealized appreciation of investments for federal tax purposes was $50,129,354. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,130,288 and net unrealized depreciation from investments for those securities having an excess of cost over value of $934.

At January 31, 2003, the Fund, had a capital loss carryforward which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 1,494,102

2009	$15,802,714

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Government Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of long-term U.S. government securities for the year ended January 31, 2003, were as follows:

Purchases	$406,439,687

Sales	$223,184,467

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 2-5 Years (the "Fund"), as of January 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended January 31, 1999 were audited by other auditors whose report, dated March 26, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
March 7, 2003

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 140 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: December 1981	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: October 1999

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: October 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: February 1984

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Portfolio Manager, Federated Administrative Services; Vice President, Federated Investors, Inc.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Susan M. Nason Birth Date: August 29, 1961 VICE PRESIDENT

Susan M. Nason has been the Fund's Portfolio Manager since September 1991. She is Vice President of the Trust. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

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A Statement of Additional Information (SAI) dated March 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated U.S. Government Securities Fund: 2-5 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3387

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

Cusip 31428P103

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8022502A-IS (3/03)

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PART C.     OTHER INFORMATION.

Item 23.   Exhibits

          (a)      (i)       Conformed Copy of Restatement and Amendment
                             No. 7 to the Declaration of Trust; (9)
         (b)      (i)        Copy of By-Laws, as amended, of the
                             Registrant; (4)
                 (ii)        Copy of Amendment No. 5 to By-Laws of the
                             Registrant; (7)
                (iii)        Copy of Amendment No. 6 to By-Laws of the
                             Registrant; (8)
                 (iv)        Copy of Amendment No. 7 to By-Laws of the
                             Registrant; (8)
                  (v)        Copy of Amendment No. 8 to By-Laws of the
                             Registrant; (8)
                 (vi)        Copy of Amendment No. 9 to By Laws of the
                             Registrant; (11)
         (c)      (i)        Copy of Specimen Certificate for
                             Institutional Shares of the Trust; (3)
                 (ii)        Copy of Specimen Certificate for
                             Institutional Service Shares of the Trust;
                             (3)
         (d)      (i)        Conformed Copy of Investment Advisory
                             Contract of the Registrant; (1)
                 (ii)        Conformed Copy of Amendment to Investment
                             Advisory Contract of the Registrant; (10)
         (e)      (i)        Conformed Copy of Distributor's Contract of
                             the Registrant; (6)
                 (ii)        The Registrant hereby incorporates the
                             Conformed Copy of the specimen Mutual Funds
                             Sales and Service Agreement; Mutual Funds
                             Service Agreement; and Plan Trustee/Mutual
                             Funds Service Agreement from Item 24 (b)(6)
                             of the Cash Trust Series II Registration
                             Statement on Form N-1A, filed with the
                             Commission on July 24, 1995.  (File Numbers
                             33-38550 and 811-6269).
                (iii)        Conformed copy of Amendment to
                             Distributor's Contract of the Registrant;
                             (10)
         (f)                 Not applicable;
         (g)      (i)        Conformed Copy of Custodian Agreement of
                             the Registrant; (3)
                 (ii)        Conformed Copy of Custodian Fee Schedule;
                             (8)
         (h)      (i)        Conformed Copy of Amended and Restated
                             Agreement for Fund Accounting Services,
                             Administrative Services, Transfer Agency
                             Services and Custody Services Procurement;
                             (6)
                 (ii)        The Registrant hereby incorporates the
                             conformed copy of the Second Amended and
                             Restated Services Agreement from Item
                             (h)(v) of the Investment Series Funds, Inc.
                             Registration Statement on Form N-1A, filed
                             with the Commission on January 23, 2002.
                             (File Nos. 33-48847 and 811-07021).
                (iii)        The responses described in Item
                             23(e)(ii)are hereby incorporated by
                             reference;
                 (iv)        The Registrant hereby incorporates the
                             Conformed Copy of the Shareholder Services
                             Sub-Contract between Fidelity and Federated
                             Shareholder Services from Item
                             24(b)(9)(iii) of the Federated GNMA Trust
                             Registration Statement on Form N-1A, filed
                             with the Commission on March 26, 1996.
                             (File Nos. 2-75670 and 811-3375).
         (i)                 Conformed Copy of Opinion and Consent of
                             Counsel as to Legality of Shares being
                             Registered; (3)
         (j)                 Conformed Copy of Consent of Independent
                             Auditors; +
         (k)                 Not applicable;
         (l)                 Conformed Copy of Initial Capital
                             Understanding; (3)
         (m)      (i)        Conformed Copy of Rule 12b-1 Plan of the
                             Registrant; (3)
                 (ii)        The responses described in Item 23(e)(ii)
                             are hereby incorporated by reference.
         (n)                 The Registrant hereby incorporates the
                             conformed copy of the Multiple Class
                             Plan  from  Item (n) of the  Federated
                             GNMA Trust  Registration  Statement on
                             Form N-1A,  filed with the  Commission
                             on March 27, 2003.  (File Nos. 2-45670
                             and 811-3375).
         (o)      (i)        Conformed Copy of Power of Attorney of the
                             Registrant; (9)
                 (ii)        Conformed Copy of Power of Attorney of
                             Chief Investment Officer of the Registrant;
                             (9)
         (p)                 The Registrant hereby incorporates the
                             Conformed Copy of the Code of Ethics for
                             Access Persons from Item 23(p) of the
                             Federated Managed Allocation Portfolio
                             Registration Statement on Form N-1A filed
                             with the Commission on January 25, 2001.
                             (File Nos. 33-51247 and 811-7129).
___________________________________

1.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 12 on Form N-1A filed January 19,
      1990.  (File Nos. 2-75769 and 811-3387)
3.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 22 on Form N-1A filed March 25,
      1994. (File Nos. 2-75769 and 811-3387)
4.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 24 on Form N-1A filed March 29,
      1995. (File Nos. 2-75769 and 811-3387)
6.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 28 on Form N-1A filed March  24,
      1997. (File Nos. 2-75769 and 811-3387)
7.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 29 on Form N-1A filed May 26, 1998.
      (File Nos. 2- 75769 and 811-3387)
8.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 30 on Form N-1A filed January 29,
      1999. (File Nos. 2-75769 and 811-3387)
9.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 33 on Form N-1A filed March 26,
      2001. (File Nos. 2-75769 and 811-3387)
10.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 34 on Form N-1A filed March 25,
      2002. (File Nos. 2-75769 and 811-3387)
11.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 35 on Form N-1A filed February 7,
      2003. (File Nos. 2-75769 and 811-3387)

Item 24. Persons Controlled by or Under Common Control with the Fund:

            None

Item 25. Indemnification: (1)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment
         adviser, see the section entitled "Who Manages the Fund?" in
         Part A. The affiliations with the Registrant of four of the
         Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who
         Manages and Provides Services to the Fund?"  The remaining
         Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief
         Financial Officer, Federated Investors, Inc.), 1001 Liberty
         Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a
         principal of the firm, Mark D. Olson & Company, L.L.C. and
         Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
         Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

         The remaining Officers of the investment adviser are:

         Vice Chairman:                      J. Thomas Madden

         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          Stephen F. Auth
                                             William D. Dawson, III

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Christopher F. Corapi
                                             Deborah A. Cunningham
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David M. Bruns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
                                             Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Jay S. Neuman
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
         Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.  Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares
                  of the Registrant, acts as principal underwriter for
                  the following open-end investment companies,
                  including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; Edward Jones Money
Market Fund; Federated American Leaders Fund, Inc.; Federated
Adjustable Rate Securities Fund; Federated Capital Income Fund, Inc.;
Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity
Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.; Federated GNMA Trust; Federated Government Income
Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High
Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated
Insurance Series; Federated International Series, Inc.; Federated
Investment Series Funds, Inc.; Federated Limited Duration Government
Fund, Inc.; Federated Managed Allocation Portfolios; Federated
Municipal Opportunities Fund, Inc.; Federated Municipal Securities
Fund, Inc.; Federated Municipal Securities Income Trust; Federated
Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.;
Federated Stock Trust; Federated Total Return Series, Inc.; Federated
U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years;
Federated Total Return Government Bond Fund; Federated World Investment
Series, Inc.; Intermediate Municipal Trust; Money Market Obligations
Trust; CCMI Funds; Regions Morgan Keegan Select Funds; RIGGS Funds;
SouthTrust Funds; and Vision Group of Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Renee Gebben
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary Ann McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by
            Section 31(a) of the Investment Company Act of 1940 and
            Rules 31a-1 through 31a-3 promulgated thereunder are
            maintained at one of the following locations:

            Registrant                          Reed Smith LLP
                                                Investment and Asset
                                                Management Group (IAMG)
                                                Federated Investors
                                                Tower
                                                12th Floor
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

     (Notices should be sent to the agent for Services at above address)

                                                Federated Investors Funds
                                                5800 Corporate Drive
                                                Pittsburgh, PA 15237-7000

            Federated Shareholder Services      P.O. Box 8600
            Company                             Boston, MA 02266-8600
            ("Transfer Agent, Dividend
            Disbursing Agent and
            Portfolio Recordkeeper")

            Federated Services Company          Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

            Federated Investment Management     Federated Investors Tower
            Company                             1001 Liberty Avenue
            ("Adviser")                         Pittsburgh, PA 15222-3779

            State Street Bank and Trust         P.O. Box 8600
            Company                             Boston, MA  02266-8600
            ("Custodian")

Item 29.  Management Services:  Not applicable.

Item 30.  Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the
            removal of Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED U.S.
GOVERNMENT SECURITIES FUND:  2-5 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania,
on the 27th day of March, 2003

          FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
                  BY: /s/ Andrew P. Cross
                  Andrew P. Cross, Assistant Secretary
                  March 27, 2003

    Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Andrew P. Cross             Attorney In Fact        March 27, 2003
    Andrew P. Cross                 For the Persons
    ASSISTANT SECRETARY             Listed Below

John F. Donahue*                    Chairman and Trustee

J. Christopher Donahue*             President and Trustee
                                    (Principal Executive Officer)

William D. Dawson, III*             Chief Investment Officer

Richard J. Thomas*                  Treasurer
                                    (Principal Financial Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis*           Trustee

John F. Cunningham*                 Trustee

Lawrence D. Ellis, M.D.*            Trustee

Peter E. Madden*                    Trustee

Charles F. Mansfield, Jr.*          Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Marjorie P. Smuts*                  Trustee

John S. Walsh*                      Trustee

* By Power of Attorney